UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2015

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 3

The fund's portfolio
5/31/14 (Unaudited)

COMMON STOCKS (30.8%)(a)
			Shares	Value

Banking (1.7%)

Associated Banc-Corp.			429	$7,392

Australia & New Zealand Banking Group, Ltd. (Australia)			340	10,589

Banco Santander SA (Spain)			2,381	24,420

Bendigo and Adelaide Bank, Ltd. (Australia)			1,134	12,397

CaixaBank, SA (Spain)			3,333	20,273

City National Corp.			106	7,536

Commonwealth Bank of Australia (Australia)			302	22,916

First Niagara Financial Group, Inc.			768	6,612

JPMorgan Chase & Co.			1,024	56,904

KeyCorp			551	7,543

Natixis (France)			3,811	25,975

PNC Financial Services Group, Inc.			403	34,364

Resona Holdings, Inc. (Japan)			2,700	14,168

State Street Corp.			358	23,367

Sumitomo Mitsui Financial Group, Inc. (Japan)			200	8,117

Svenska Handelsbanken AB Class A (Sweden)			676	34,356

Swedbank AB Class A (Sweden)			389	10,347

Wells Fargo & Co.			72	3,656

Westpac Banking Corp. (Australia)			1,179	37,734

				368,666
Basic materials (1.2%)

Archer Daniels-Midland Co.			819	36,806

Asahi Kasei Corp. (Japan)			2,000	15,004

BASF SE (Germany)			227	26,138

CF Industries Holdings, Inc.			33	8,029

Domtar Corp. (Canada)			19	1,727

Dow Chemical Co. (The)			685	35,702

Fletcher Building, Ltd. (New Zealand)			2,681	20,402

Fortune Brands Home & Security, Inc.			152	6,077

LyondellBasell Industries NV Class A			231	23,001

Mitsubishi Chemical Holdings Corp. (Japan)			2,900	12,035

Packaging Corp. of America			54	3,735

PPG Industries, Inc.			80	16,129

Reliance Steel & Aluminum Co.			44	3,166

Rio Tinto PLC (United Kingdom)			530	27,158

Stora Enso OYJ Class R (Finland)			1,875	19,208

				254,317
Capital goods (1.1%)

ABB, Ltd. (Switzerland)			637	15,130

AGCO Corp.			94	5,072

Allegion PLC (Ireland)			96	5,029

BAE Systems PLC (United Kingdom)			4,624	32,793

Ball Corp.			84	5,070

Canon, Inc. (Japan)			500	16,511

Cummins, Inc.			168	25,692

Exelis, Inc.			192	3,279

IDEX Corp.			77	5,904

Ingersoll-Rand PLC			269	16,092

Leggett & Platt, Inc.			158	5,359

MRC Global, Inc.(NON)			89	2,562

Northrop Grumman Corp.			197	23,945

Raytheon Co.			286	27,905

Toyoda Gosei Co., Ltd. (Japan)			500	9,966

Vinci SA (France)			439	32,494

WABCO Holdings, Inc.(NON)			56	5,979

				238,782
Communication services (1.2%)

Belgacom SA (Belgium)			653	21,635

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)			5,902	10,584

Comcast Corp. Class A			801	41,812

Deutsche Telekom AG (Germany)			1,822	30,611

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			300	17,885

NTT DoCoMo, Inc. (Japan)			700	11,667

Orange (France)			1,661	27,770

T-Mobile US, Inc.(NON)			226	7,759

Telecom Corp. of New Zealand, Ltd. (New Zealand)			5,702	13,030

Telstra Corp., Ltd. (Australia)			2,341	11,643

Verizon Communications, Inc.			871	43,515

Vodafone Group PLC (United Kingdom)			2,741	9,625

				247,536
Conglomerates (0.4%)

AMETEK, Inc.			220	11,678

Bouygues SA (France)(NON)			670	31,103

Danaher Corp.			371	29,098

General Electric Co.			401	10,743

				82,622
Consumer cyclicals (3.3%)

ADT Corp. (The)			200	6,440

Advance Auto Parts, Inc.			63	7,823

American Eagle Outfitters, Inc.			255	2,736

Asahi Glass Co., Ltd. (Japan)			2,000	11,162

Bayerische Motoren Werke (BMW) AG (Germany)			258	32,387

Coach, Inc.			193	7,857

CST Brands, Inc.			105	3,472

Dai Nippon Printing Co., Ltd. (Japan)			1,000	10,063

Daihatsu Motor Co., Ltd. (Japan)			1,200	20,788

Daimler AG (Registered Shares) (Germany)			158	15,012

Daito Trust Construction Co., Ltd. (Japan)			200	21,731

Expedia, Inc.			96	7,037

Gannett Co., Inc.			219	6,086

Gap, Inc. (The)			208	8,576

Geberit International AG (Switzerland)			41	13,575

Graham Holdings Co. Class B			5	3,385

Hanesbrands, Inc.			86	7,295

Home Depot, Inc. (The)			480	38,510

Host Hotels & Resorts, Inc.(R)			3,763	83,049

Hugo Boss AG (Germany)			137	19,469

Kimberly-Clark Corp.			377	42,356

Liberty Media Corp. Class A(NON)			69	8,772

Lowe's Cos., Inc.			624	29,378

Macy's, Inc.			248	14,853

McGraw-Hill Financial, Inc.			269	21,996

Next PLC (United Kingdom)			353	39,289

PetSmart, Inc.			87	5,000

Pitney Bowes, Inc.			193	5,333

Priceline Group, Inc. (The)(NON)			26	33,244

Reed Elsevier PLC (United Kingdom)			1,517	24,182

Ryman Hospitality Properties(R)			536	24,726

Scripps Networks Interactive Class A			90	6,881

SJM Holdings, Ltd. (Hong Kong)			6,000	17,291

Swire Pacific, Ltd. Class A (Hong Kong)			2,500	29,719

TABCORP Holdings, Ltd. (Australia)			7,955	25,798

Viacom, Inc. Class B			283	24,148

Wyndham Worldwide Corp.			105	7,763

Wynn Resorts, Ltd.			56	12,038

				699,220
Consumer finance (0.1%)

Discover Financial Services			428	25,308

				25,308
Consumer staples (2.1%)

British American Tobacco (BAT) PLC (United Kingdom)			393	23,718

Colgate-Palmolive Co.			879	60,124

CVS Caremark Corp.			898	70,331

Geo Group, Inc. (The)(R)			1,257	42,751

ITOCHU Corp. (Japan)			1,300	15,426

Japan Tobacco, Inc. (Japan)			300	10,186

Kao Corp. (Japan)			300	11,900

Kirin Holdings Co., Ltd. (Japan)			1,200	17,024

Lawson, Inc. (Japan)			200	14,391

Liberty Interactive Corp. Class A(NON)			368	10,720

ManpowerGroup, Inc.			74	6,067

Metcash, Ltd. (Australia)			2,961	7,851

Molson Coors Brewing Co. Class B			60	3,944

Nestle SA (Switzerland)			464	36,400

Procter & Gamble Co. (The)			62	5,009

Reckitt Benckiser Group PLC (United Kingdom)			130	11,113

Sumitomo Mitsui Financial Group, Inc. (Japan)			700	9,198

Swedish Match AB (Sweden)			505	17,643

Tesco PLC (United Kingdom)			3,902	19,854

Unilever NV ADR (Netherlands)			685	29,656

Unilever PLC (United Kingdom)			243	10,916

Woolworths, Ltd. (Australia)			394	13,753

				447,975
Energy (1.9%)

Baker Hughes, Inc.			212	14,950

BP PLC (United Kingdom)			5,695	48,016

Cabot Oil & Gas Corp.			221	8,009

Chevron Corp.			49	6,017

ConocoPhillips			470	37,572

Dril-Quip, Inc.(NON)			29	2,964

Exxon Mobil Corp.			295	29,656

Occidental Petroleum Corp.			342	34,094

Oceaneering International, Inc.			63	4,539

Oil States International, Inc.(NON)			37	3,980

PBF Energy, Inc. Class A			63	2,010

Phillips 66			281	23,826

Royal Dutch Shell PLC Class A (United Kingdom)			1,089	42,805

Royal Dutch Shell PLC Class B (United Kingdom)			462	18,857

Schlumberger, Ltd.			422	43,905

Seadrill, Ltd. (Norway)			308	11,613

Statoil ASA (Norway)			430	13,178

Superior Energy Services, Inc.			127	4,215

Tesoro Corp.			83	4,665

TonenGeneral Sekiyu KK (Japan)			1,000	9,620

Total SA (France)			488	34,245

Valero Energy Corp.			262	14,685

				413,421
Financial (0.3%)

CoreLogic, Inc.(NON)			331	9,443

Deutsche Boerse AG (Germany)			258	19,695

HSBC Holdings PLC (United Kingdom)			2,937	30,975

				60,113
Health care (2.9%)

AbbVie, Inc.			350	19,016

Aetna, Inc.			275	21,326

AstraZeneca PLC (United Kingdom)			534	38,341

Cardinal Health, Inc.			249	17,587

Celgene Corp.(NON)			93	14,232

Eli Lilly & Co.			221	13,229

GlaxoSmithKline PLC (United Kingdom)			781	20,959

Health Net, Inc.(NON)			59	2,359

Intuitive Surgical, Inc.(NON)			26	9,613

Jazz Pharmaceuticals PLC(NON)			14	1,986

Johnson & Johnson			569	57,731

McKesson Corp.			162	30,722

Merck & Co., Inc.			660	38,188

Novartis AG (Switzerland)			352	31,564

Omega Healthcare Investors, Inc.(R)(S)			1,633	60,241

Orion OYJ Class B (Finland)			580	18,279

Pfizer, Inc.			1,456	43,141

Roche Holding AG-Genusschein (Switzerland)			88	25,894

Sabra Health Care REIT, Inc.(R)			468	13,703

Salix Pharmaceuticals, Ltd.(NON)			18	2,053

Sanofi (France)			245	26,197

Takeda Pharmaceutical Co., Ltd. (Japan)			700	31,784

VCA Antech, Inc.(NON)			65	2,187

Ventas, Inc.(R)			829	55,377

WellPoint, Inc.			218	23,622

				619,331
Insurance (1.1%)

Allianz SE (Germany)			50	8,479

Allied World Assurance Co. Holdings AG			138	5,175

American Financial Group, Inc.			99	5,780

AMP, Ltd. (Australia)			4,024	19,837

Aon PLC			319	28,691

Aviva PLC (United Kingdom)			2,921	25,656

AXA SA (France)			387	9,554

Axis Capital Holdings, Ltd.			148	6,807

Baloise Holding AG (Switzerland)			102	12,245

Berkshire Hathaway, Inc. Class B(NON)			25	3,209

CNP Assurances (France)			1,337	28,832

Muenchener Rueckversicherungs AG (Germany)			45	9,974

RSA Insurance Group PLC (United Kingdom)			1,765	14,195

Travelers Cos., Inc. (The)			305	28,502

Tryg A/S (Denmark)			113	10,784

Zurich Insurance Group AG (Switzerland)			46	13,803

				231,523
Investment banking/Brokerage (0.3%)

Daiwa Securities Group, Inc. (Japan)			1,000	8,116

Goldman Sachs Group, Inc. (The)			249	39,793

Partners Group Holding AG (Switzerland)			39	10,348

				58,257
Real estate (9.3%)

Alexandria Real Estate Equities, Inc.(R)			48	3,652

American Campus Communities, Inc.(R)			1,057	41,054

American Capital Agency Corp.(R)			214	5,078

American Realty Capital Properties, Inc.(R)			1,472	18,268

AvalonBay Communities, Inc.(R)			702	99,572

Boston Properties, Inc.(R)			422	50,927

Brandywine Realty Trust(R)			3,302	50,521

Camden Property Trust(R)			84	5,900

CBL & Associates Properties, Inc.(R)			2,177	40,971

Chimera Investment Corp.(R)			592	1,865

CommonWealth REIT(R)			1,988	52,304

Corio NV (Netherlands)(R)			229	11,452

DCT Industrial Trust, Inc.(R)			4,243	33,605

DDR Corp.(R)			195	3,375

Digital Realty Trust, Inc.(R)			170	9,775

Douglas Emmett, Inc.(R)			1,948	55,304

Duke Realty Corp.(R)			289	5,115

DuPont Fabros Technology, Inc.(R)			1,913	48,915

Equity Lifestyle Properties, Inc.(R)			897	39,235

Equity Residential Trust(R)			979	60,502

Essex Property Trust, Inc.(R)			133	24,068

Extra Space Storage, Inc.(R)			192	10,051

Federal Realty Investment Trust(R)			138	16,494

General Growth Properties(R)			1,747	41,631

HCP, Inc.(R)			1,279	53,398

Health Care REIT, Inc.(R)			797	50,394

Home Properties, Inc.(R)			627	38,987

Hospitality Properties Trust(R)			1,260	36,553

Kilroy Realty Corp.(R)			43	2,605

Kimco Realty Corp.(R)			2,736	62,709

Lexington Realty Trust(R)			1,714	19,454

Liberty Property Trust(R)			528	20,439

Macerich Co. (The)(R)			268	17,699

Medical Properties Trust, Inc.(R)			3,719	50,281

Mid-America Apartment Communities, Inc.(R)			48	3,473

Persimmon PLC (United Kingdom)			1,053	23,616

Post Properties, Inc.(R)			711	36,368

Prologis, Inc.(R)			1,678	69,654

Public Storage(R)			517	89,120

Rayonier, Inc.(R)			69	3,284

Realty Income Corp.(R)			440	19,052

Regency Centers Corp.(R)			877	46,832

Retail Properties of America, Inc. Class A(R)			2,860	43,014

Select Income REIT(R)			913	26,230

Simon Property Group, Inc.(R)			1,201	199,918

SL Green Realty Corp.(R)			184	20,146

Sovran Self Storage, Inc.(R)			550	42,240

Spirit Realty Capital, Inc.(R)			1,263	14,259

Stockland (Units) (Australia)(R)			5,318	19,292

Strategic Hotels & Resorts, Inc.(NON)(R)			2,145	23,381

Taubman Centers, Inc.(R)			623	46,663

UDR, Inc.(R)			307	8,449

Vornado Realty Trust(R)			811	86,842

Washington Prime Group, Inc.(NON)(R)			516	10,263

Weingarten Realty Investors(R)			1,346	42,789

WP Carey, Inc.(R)			100	6,364

				1,963,402
Technology (2.4%)

Activision Blizzard, Inc.			723	15,024

Agilent Technologies, Inc.			81	4,612

AOL, Inc.(NON)			267	9,687

Apple, Inc.			111	70,263

Broadcom Corp. Class A			840	26,771

Brocade Communications Systems, Inc.(NON)			1,057	9,640

CA, Inc.			448	12,853

Cadence Design Systems, Inc.(NON)			875	14,604

Cap Gemini (France)			184	13,379

EMC Corp.			1,340	35,590

F5 Networks, Inc.(NON)			148	16,065

Fortinet, Inc.(NON)			638	14,336

Gentex Corp.			157	4,540

Google, Inc. Class A(NON)			12	6,860

Google, Inc. Class C(NON)			12	6,732

Hoya Corp. (Japan)			700	21,770

L-3 Communications Holdings, Inc.			83	10,057

Marvell Technology Group, Ltd.			797	12,409

Microsoft Corp.			1,255	51,380

NetApp, Inc.			510	18,875

Nippon Electric Glass Co., Ltd. (Japan)			3,000	15,042

Oracle Corp.			1,330	55,887

Rockwell Automation, Inc.			125	15,135

Symantec Corp.			746	16,405

Western Digital Corp.			306	26,882

				504,798
Transportation (0.5%)

Alaska Air Group, Inc.			67	6,597

ComfortDelgro Corp., Ltd. (Singapore)			8,000	14,909

Delta Air Lines, Inc.			758	30,252

Deutsche Post AG (Germany)			447	16,580

Japan Airlines Co., Ltd. (Japan) (UR)			300	15,697

Southwest Airlines Co.			650	17,193

Yangzijiang Shipbuilding Holdings, Ltd. (China)			12,000	9,670

				110,898
Utilities and power (1.0%)

CMS Energy Corp.			234	6,962

Edison International			286	15,770

Electricite de France (EDF) (France)			551	19,344

Enagas SA (Spain)			566	16,658

Enel SpA (Italy)			3,674	20,794

Energias de Portugal (EDP) SA (Portugal)			2,823	13,353

ENI SpA (Italy)			421	10,726

Entergy Corp.			156	11,766

Hokuriku Electric Power Co. (Japan)			1,200	15,478

PG&E Corp.			387	17,752

PPL Corp.			553	19,405

Red Electrica Corporacion SA (Spain)			288	24,709

Snam SpA (Italy)			2,702	15,860

UGI Corp.			98	4,772

				213,349

Total common stocks (cost $5,550,036)				$6,539,518

INVESTMENT COMPANIES (11.2%)(a)
			Shares	Value

iShares MSCI EAFE ETF			1,929	$133,892

Putnam Absolute Return 700 Fund Class Y(AFF)			166,939	2,103,430

SPDR S&P 500 ETF Trust			693	133,493

SPDR S&P Midcap 400 ETF Trust			72	18,063

Total investment companies (cost $2,286,676)				$2,388,878

CONVERTIBLE BONDS AND NOTES (9.4%)(a)
			Principal amount	Value

Basic materials (0.3%)

AK Steel Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2019			$21,000	$28,941

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)			21,000	31,329

				60,270
Capital goods (0.3%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			19,000	18,953

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			21,000	38,903

				57,856
Communication services (0.1%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			6,000	6,953

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes Ser. B, 7s, 2015			14,000	23,336

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(NON)			38,000	4

				30,293
Consumer cyclicals (2.1%)

Callaway Golf Co. cv. sr. unsec. bonds 3 3/4s, 2019			14,000	16,800

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			12,000	15,180

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			20,000	38,263

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020			11,000	11,584

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)			10,000	16,931

Jarden Corp. 144A cv. company guaranty sr. unsec. sub. notes 1 1/8s, 2034			30,000	30,000

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020			10,000	18,694

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 0 3/4s, 2043			28,000	36,348

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			50,000	27,719

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043			18,000	18,495

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018			13,000	14,032

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			44,000	63,883

Navistar International Corp. 144A cv. sr. unsec. unsub. notes 4 3/4s, 2019			23,000	23,618

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018			10,000	14,994

Ryland Group, Inc. (The) cv. company guaranty sr. unsub. notes 1 5/8s, 2018			16,000	21,730

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032			22,000	26,813

TiVo, Inc. 144A cv. sr. unsec. notes 4s, 2016			12,000	15,158

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015			5,000	14,422

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			16,000	28,930

				453,594
Consumer staples (0.4%)

Hertz Global Holdings, Inc. cv. sr. unsec. notes 5 1/4s, 2014			2,000	7,128

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			11,000	36,108

Vector Group, Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			25,000	33,255

				76,491
Energy (1.0%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038			68,000	65,153

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019			25,000	23,344

Energy XXI Bermuda, Ltd. 144A cv. sr. unsec. notes 3s, 2018			14,000	13,554

Goodrich Petroleum Corp. cv. company guaranty sr. unsub. notes 5s, 2032			23,000	27,758

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019			13,000	15,584

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			21,000	16,341

SEACOR Holdings, Inc. 144A cv. sr. unsec. notes 3s, 2028			19,000	18,739

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			15,000	506

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			20,000	21,875

				202,854
Financials (1.2%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016			26,000	27,820

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)			20,000	22,488

Cowen Group, Inc. 144A cv. sr. unsec. notes 3s, 2019			17,000	17,754

DFC Global Corp. cv. sr. unsec. unsub. notes 3 1/4s, 2017			3,000	2,940

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			26,000	29,136

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			16,000	20,730

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			10,000	13,813

PHH Corp. cv. sr. unsec. notes 4s, 2014			26,000	27,235

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017			15,000	21,403

Spirit Realty Capital, Inc. cv. sr. unsec. notes 2 7/8s, 2019(R)			19,000	19,166

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)			30,000	34,875

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019			10,000	9,038

				246,398
Health care (1.4%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016			21,000	24,386

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016			14,000	15,418

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018			13,000	15,169

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018			23,000	31,438

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2014 (China) (In default)(F)(NON)			25,000	2,000

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			14,000	980

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017			4,000	9,413

Cubist Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1 1/8s, 2018			15,000	16,753

Endo Health Solutions, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015			10,000	24,188

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016			12,000	42,871

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043			27,000	29,160

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)			38,000	41,895

Medidata Solutions, Inc. 144A cv. sr. unsec. notes 1s, 2018			15,000	15,441

PDL BioPharma, Inc. cv. sr. unsec. unsub. notes 4s, 2018			11,000	12,361

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			17,000	30,196

				311,669
Technology (2.6%)

Ciena, Inc. cv. sr. unsec. notes 4s, 2020			21,000	27,641

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039			15,000	21,422

Jazz Technologies, Inc. 144A cv. unsec. notes 8s, 2018			14,000	15,120

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033			59,000	155,354

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041			16,000	30,250

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			23,000	26,766

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018			34,000	42,288

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 0 1/4s, 2018			33,000	36,671

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017			41,000	78,413

ServiceNow, Inc. 144A cv. sr. unsec. unsub. notes zero %, 2018			13,000	13,301

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018			34,000	33,320

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041			18,000	16,954

Web.com Group, Inc. cv. sr. unsec. unsub. notes 1s, 2018			12,000	14,378

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017			15,000	24,853

Yahoo!, Inc. 144A cv. sr. unsec. notes zero %, 2018			27,000	27,506

				564,237

Total convertible bonds and notes (cost $1,743,523)				$2,003,662

CORPORATE BONDS AND NOTES (8.7%)(a)
			Principal amount	Value

Basic materials (0.3%)

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			$15,000	$19,013

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			5,000	5,519

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			4,000	4,306

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			3,000	3,195

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			5,000	5,094

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			30,000	30,900

				68,027
Capital goods (0.2%)

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			10,000	13,951

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			35,000	36,400

				50,351
Communication services (1.9%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)			5,000	5,819

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			30,000	30,263

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			5,000	6,714

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			5,000	5,560

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			35,000	39,025

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			30,000	33,938

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			50,000	53,000

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			5,000	6,962

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			25,000	26,438

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			3,000	3,218

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			4,000	4,592

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			10,000	10,729

Sprint Capital Corp. company guaranty 6 7/8s, 2028			40,000	41,000

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			70,000	77,525

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			40,000	42,300

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			5,000	5,681

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			1,000	1,345

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			5,000	6,161

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			200	5,129

				405,399
Consumer cyclicals (1.0%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			5,000	6,099

American Media, Inc. 144A notes 13 1/2s, 2018			320	343

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			4,000	4,000

Ceridian, LLC company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			3,000	3,023

Ceridian, LLC sr. unsec. notes 11 1/4s, 2015			5,000	5,038

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			5,000	5,338

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			55,000	58,713

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			5,000	7,710

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			5,000	6,791

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			1,000	1,230

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024			10,000	9,998

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			45,000	46,744

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			35,000	38,588

QVC, Inc. 144A company guaranty sr. notes 4.85s, 2024			2,000	2,086

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			15,000	15,900

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			5,000	6,973

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			5,888	6,065

				224,639
Consumer staples (0.3%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,676

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			5,000	4,827

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			10,000	11,200

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			10,000	11,250

CVS Caremark Corp. sr. notes 6.036s, 2028			3,972	4,501

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			5,000	6,575

McDonald's Corp. sr. unsec. notes 5.7s, 2039			15,000	18,216

				59,245
Energy (0.6%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			3,000	3,199

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			5,000	6,796

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			5,000	5,561

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			5,000	5,451

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			5,000	6,972

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			25,000	25,563

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			10,000	11,075

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000	5,159

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			5,000	5,681

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			5,000	5,138

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			20,000	21,500

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			5,000	5,773

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			10,000	15,737

Williams Cos., Inc. (The) notes 8 3/4s, 2032			7,000	8,921

Williams Cos., Inc. (The) notes 7 3/4s, 2031			2,000	2,377

				134,903
Financials (1.6%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			40,000	47,700

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			5,000	6,763

Barclays Bank PLC jr. sub. stock FRB bonds 6.278s, perpetual maturity (United Kingdom)			10,000	10,596

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			15,000	17,918

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			5,000	5,517

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			5,000	5,313

CIT Group, Inc. sr. unsec. notes 5s, 2022			55,000	56,788

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			3,000	3,015

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			2,000	2,562

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			5,000	6,369

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)			5,000	5,207

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			5,000	6,606

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			5,000	4,713

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			5,000	6,125

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			5,000	5,919

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			10,000	14,775

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			5,000	5,556

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			5,000	5,300

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			10,000	10,950

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			5,000	7,996

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			5,000	5,450

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			15,000	15,638

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes 9 1/2s, 2022 (United Kingdom)			5,000	5,888

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			30,000	30,450

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.233s, 2037			15,000	12,619

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			5,000	5,900

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			10,000	10,325

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			10,000	11,265

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024			5,000	5,218

				338,441
Health care (0.5%)

Aetna, Inc. sr. unsec. notes 6 1/2s, 2018			5,000	5,933

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			2,000	2,183

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			45,000	45,788

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			20,000	20,276

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016			25,000	27,094

				101,274
Technology (0.5%)

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			2,000	2,029

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			80,000	86,800

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			3,000	3,416

				92,245
Utilities and power (1.8%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			15,000	17,963

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			15,000	17,588

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			5,000	6,447

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			5,000	6,486

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			100,000	117,465

Dominion Resources, Inc./VA sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			5,000	5,751

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			25,000	31

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			5,000	7,025

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			5,000	5,450

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			5,000	6,647

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			68,000	72,250

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			25,000	28,031

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			6,000	5,940

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			5,000	6,122

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			15,000	16,901

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			4,000	4,393

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			5,000	5,200

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			5,000	6,520

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			10,000	10,400

Westar Energy, Inc. sr. mtge. bonds 8 5/8s, 2018			15,000	19,169

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067			5,000	5,175

				370,954

Total corporate bonds and notes (cost $1,763,232)				$1,845,478

CONVERTIBLE PREFERRED STOCKS (5.2%)(a)
			Shares	Value

Basic materials (0.2%)

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			1,775	$18

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			840	49,219

				49,237
Capital goods (0.3%)

United Technologies Corp. $3.75 cv. pfd.			1,025	67,445

				67,445
Communication services (0.7%)

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)(NON)			465	49,760

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			800	38,464

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)			415	43,368

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.(NON)			25	7,926

Iridium Communications, Inc. 144A $7.00 cv. pfd.			135	14,411

				153,929
Consumer cyclicals (0.4%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			1,505	37,648

Stanley Black & Decker, Inc. $6.25 cv. pfd.			350	39,823

				77,471
Consumer staples (0.1%)

Post Holdings, Inc. 144A $3.75 cv. pfd.			183	21,446

				21,446
Energy (0.6%)

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			60	72,263

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.			28	29,484

McDermott International, Inc. $1.563 cv. pfd.(NON)			545	14,252

				115,999
Financials (1.9%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			1,117	31,782

AMG Capital Trust II $2.575 cv. pfd.			895	55,378

Banc of California, Inc. $4.00 cv. pfd.(NON)			311	17,338

Bank of America Corp. Ser. L, 7.25% cv. pfd.			101	120,190

EPR Properties Ser. C, $1.44 cv. pfd.(R)			1,170	26,270

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			474	28,085

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)			495	24,008

MetLife, Inc. $1.25 cv. pfd.			881	26,034

OFG Bancorp Ser. C, 8.75% cv. pfd. (Puerto Rico)			20	33,205

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			31	37,975

				400,265
Transportation (0.3%)

Continental Financial Trust II $3.00 cv. pfd.			510	25,468

Genesee & Wyoming, Inc. $5.00 cv. pfd.			237	30,322

				55,790
Utilities and power (0.7%)

AES Trust III $3.375 cv. pfd.			566	29,149

Dominion Resources, Inc. Ser. A, $3.063 cv. pfd.			635	36,379

El Paso Energy Capital Trust I $2.375 cv. pfd.			965	51,205

NextEra Energy, Inc. $2.799 cv. pfd.			597	38,304

				155,037

Total convertible preferred stocks (cost $941,100)				$1,096,619

U.S. TREASURY OBLIGATIONS (2.8%)(a)
			Principal amount	Value

U.S. Treasury Bonds 2 3/4s, August 15, 2042			$60,000	$53,897

U.S. Treasury Notes
2 3/4s, November 15, 2023			60,000	61,783
2s, February 15, 2023			70,000	68,223
1 3/4s, May 31, 2016			10,000	10,274
1 5/8s, August 15, 2022			100,000	95,313
1 1/8s, December 31, 2019			40,000	38,750
1s, August 31, 2016			170,000	172,031
3/4s, March 31, 2018			90,000	88,651

Total U.S. treasury Obligations (cost $575,741)				$588,922

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.9%)(a)
			Principal amount	Value

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$200,000	$198,700

Total foreign government and agency bonds and notes (cost $190,494)				$198,700

MORTGAGE-BACKED SECURITIES (0.6%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage Trust
Ser. 06-5, Class A3, 5.39s, 2047			$11,000	$11,168
FRB Ser. 05-1, Class A4, 5.171s, 2042			7,387	7,454

COMM Mortgage Trust
Ser. 14-UBS2, Class XA, IO, 1.441s, 2047			122,860	11,608
Ser. 14-CR16, Class XA, IO, 1.285s, 2047			191,847	15,460

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.539s, 2038			6,286	—

JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 08-C2, Class ASB, 6 1/8s, 2051			6,455	6,889

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-LD11, Class A2, 5.789s, 2049			2,640	2,650
Ser. 04-LN2, Class A2, 5.115s, 2041			5,882	5,915
Ser. 04-CB8, Class B, 4 1/2s, 2039			10,000	10,000

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			2,000	2,197

LB-UBS Commercial Mortgage Trust 144A Ser. 05-C2, Class XCL, IO, 0.346s, 2040			227,181	498

Morgan Stanley Bank of America Merrill Lynch Trust Ser. 13-C12, Class XA, IO, 1.033s, 2046			132,023	7,248

Morgan Stanley Capital I Trust Ser. 07-IQ14, Class A2, 5.61s, 2049			7,965	8,070

UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154s, 2045			10,000	11,262

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, Class A2, 5.569s, 2046			10,073	10,088

WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56s, 2048			10,000	10,141
Ser. 12-C9, Class AS, 3.388s, 2045			10,000	10,013

Total mortgage-backed securities (cost $129,472)				$130,661

SENIOR LOANS (0.3%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.4s, 2018			$70,000	$65,231

Total senior loans (cost $65,850)				$65,231

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$10,000	$14,199

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			10,000	13,777

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			5,000	5,691

Total municipal bonds and notes (cost $25,066)				$33,667

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			10	$10,085

Citigroup, Inc. Ser. K, $1.719 pfd.			600	16,062

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			275	7,458

Total preferred stocks (cost $31,086)				$33,605

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$1.70	6,345	$—

Total warrants (cost $1,269)				$—

SHORT-TERM INVESTMENTS (29.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)			48,750	$48,750

Putnam Short Term Investment Fund 0.06%(AFF)			5,835,139	5,835,139

SSgA Prime Money Market Fund 0.01%(P)			100,000	100,000

U.S. Treasury Bills with effective yields ranging from 0.11% to 0.12%, February 5, 2015(SEG)(SEGCCS)			$85,000	84,957

U.S. Treasury Bills with an effective yield of 0.09%, October 16, 2014(SEGCCS)			39,000	38,992

U.S. Treasury Bills with an effective yield of 0.05%, August 14, 2014(SEGCCS)			50,000	49,996

Total short-term investments (cost $6,157,802)				$6,157,834

TOTAL INVESTMENTS

Total investments (cost $19,461,347)(b)				$21,082,775

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $439,109) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	6/18/14	$12,738	$12,566	$(172)
	Euro	Buy	6/18/14	4,635	4,627	8
	Hong Kong Dollar	Buy	8/20/14	14,061	14,063	(2)
	Japanese Yen	Buy	8/20/14	22,326	22,299	27
	Singapore Dollar	Buy	8/20/14	6,538	6,532	6
	Swedish Krona	Buy	6/18/14	14,610	15,073	(463)
	Swedish Krona	Sell	6/18/14	14,610	15,161	551
	Swiss Franc	Buy	6/18/14	10,610	10,699	(89)
Citibank, N.A.
	British Pound	Buy	6/18/14	7,877	7,825	52
	British Pound	Sell	6/18/14	7,877	7,804	(73)
	Danish Krone	Buy	6/18/14	16,038	16,158	(120)
	Euro	Sell	6/18/14	3,816	3,842	26
	Japanese Yen	Buy	8/20/14	2,403	2,357	46
Credit Suisse International
	New Zealand Dollar	Sell	7/17/14	31,216	31,419	203
	Norwegian Krone	Sell	6/18/14	6,086	6,046	(40)
	Swedish Krona	Buy	6/18/14	11,174	11,528	(354)
	Swedish Krona	Sell	6/18/14	11,174	11,597	423
	Swiss Franc	Buy	6/18/14	5,138	5,227	(89)
Deutsche Bank AG
	British Pound	Buy	6/18/14	18,269	18,192	77
	British Pound	Sell	6/18/14	18,269	18,184	(85)
	Euro	Buy	6/18/14	8,042	8,119	(77)
	Euro	Sell	6/18/14	8,042	8,105	63
	Swedish Krona	Buy	6/18/14	5,886	6,573	(687)
HSBC Bank USA, National Association
	British Pound	Buy	6/18/14	6,201	6,143	58
	British Pound	Sell	6/18/14	6,201	6,171	(30)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/14	12,990	12,844	(146)
	British Pound	Sell	6/18/14	1,341	1,393	52
	Euro	Buy	6/18/14	14,449	14,715	(266)
	Euro	Sell	6/18/14	14,449	14,432	(17)
	Japanese Yen	Buy	8/20/14	11,870	11,781	89
	Japanese Yen	Sell	8/20/14	11,870	11,876	6
	Singapore Dollar	Buy	8/20/14	7,813	7,806	7
	Swedish Krona	Buy	6/18/14	7,036	7,259	(223)
	Swedish Krona	Sell	6/18/14	7,036	7,301	265
	Swiss Franc	Buy	6/18/14	10,387	10,553	(166)
State Street Bank and Trust Co.
	Euro	Sell	6/18/14	19,220	19,838	618
	Israeli Shekel	Sell	7/17/14	403	403	—
	Japanese Yen	Buy	8/20/14	14,358	14,222	136
	Swedish Krona	Buy	6/18/14	3,481	3,591	(110)
	Swedish Krona	Sell	6/18/14	3,481	3,611	130
	Swiss Franc	Buy	6/18/14	7,706	7,724	(18)
WestPac Banking Corp.
	Euro	Buy	6/18/14	4,226	4,257	(31)
	Euro	Sell	6/18/14	4,226	4,259	33
	Japanese Yen	Buy	8/20/14	4,979	4,934	45

Total						$(337)

FUTURES CONTRACTS OUTSTANDING at 5/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	1	$219,766	Sep-14	$45
U.S. Treasury Note 5 yr (Long)	1	119,758	Sep-14	147

Total				$192

When-Issued Securities sold at 5/31/14 (Unaudited)

COMMON STOCKS (—%)(a)	Shares	Value

Civeo Corp.(NON)	74	1,706

Total when-issued securities sold (proceeds $1,640)		$1,706

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank N.A.
	EM Series 15 Version 1 Index	BB+/P	$(200,000)	$1,600,000	6/20/16	500 bp	$(106,500)

	Total		$(200,000)	$(106,500)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2014. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 22 Index	B+/P	$(154,856)	$2,128,500	6/20/19	500 bp	$41,436

	Total		$(154,856)	$41,436

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2014 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $21,238,657.
(b)	The aggregate identified cost on a tax basis is $19,488,449, resulting in gross unrealized appreciation and depreciation of $1,798,962 and $204,636, respectively, or net unrealized appreciation of $1,594,326.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$6,337,380	$1,346,515	$1,848,756	$971	$—	$5,835,139
	Putnam Absolute Return 700 Fund Class Y	1,887,555	360,296	176,778	—	—	2,103,430
	Totals	$8,224,935	$1,706,811	$2,025,534	$971	$—	$7,938,569

* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $48,750, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $47,957.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(UR)	At the reporting period end, 100 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $4,070,905 to cover certain derivatives contracts and securities sold short.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $912 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$206,876	$47,441	$—
Capital goods	212,305	26,477	—
Communication services	193,311	54,225	—
Conglomerates	82,622	—	—
Consumer cyclicals	562,668	136,552	—
Consumer staples	348,246	99,729	—
Energy	403,801	9,620	—
Financials	2,554,103	153,166	—
Health care	587,547	31,784	—
Technology	467,986	36,812	—
Transportation	70,622	40,276	—
Utilities and power	197,871	15,478	—
Total common stocks	5,887,958	651,560	—
Convertible bonds and notes	—	2,000,682	2,980
Convertible preferred stocks	170,922	925,679	18
Corporate bonds and notes	—	1,845,478	—
Foreign government and agency bonds and notes	—	198,700	—
Investment companies	2,388,878	—	—
Mortgage-backed securities	—	130,661	—
Municipal bonds and notes	—	33,667	—
Preferred stocks	23,520	10,085	—
Senior loans	—	65,231	—
U.S. treasury obligations	—	588,922	—
Warrants	—	—	—
Short-term investments	5,935,139	222,695	—

Totals by level	$14,406,417	$6,673,360	$2,998

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(337)	$—
Futures contracts	192	—	—
When-issued securities	(1,706)	—	—
Credit default contracts	—	289,792	—

Totals by level	$(1,514)	$289,455	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$289,792	$—
Foreign exchange contracts	2,921	3,258
Interest rate contracts	192	—

Total	$292,905	$3,258

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		2
Forward currency contracts (contract amount)		$670,000
OTC credit default swap contracts (notional)		$1,600,000
Centrally cleared credit defult rate swap contracts (notional)		$2,100,000
Warrants (number of warrants)		6,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	OTC Credit default contracts*#	$—	$—	$—	$—	$—	$—	$93,500	$—	$—	$—	$93,500
	Centrally cleared credit default contracts§	—	2,203	—	—	—	—	—	—	—	—	2,203
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	592	—	124	626	140	58	419	—	884	78	2,921

	Total Assets	$592	$2,203	$124	$626	$140	$58	$93,919	$—	$884	$78	$98,624

	Liabilities:
	OTC Credit default contracts*#	—	—	—	—	—	—	—	—	—	—	—
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	86	—	—	86
	Forward currency contracts#	726	—	193	483	849	30	818	—	128	31	3,258

	Total Liabilities	$726	$—	$193	$483	$849	$30	$818	$86	$128	$31	$3,344

	Total Financial and Derivative Net Assets	$(134)	$2,203	$(69)	$143	$(709)	$28	$93,101	$(86)	$756	$47	$95,280
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$93,101	$—	$—	$—	$93,101
	Net amount	$(134)	$2,203	$(69)	$143	$(709)	$28	$—	$(86)	$756	$47	$2,179

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014